Investment Objectives and Goals - DF Tactical 30 ETF	Jul. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	DF TACTICAL 30 ETF – FUND SUMMARY
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The DF Tactical 30 ETF’s (the “Fund”) investment objective is to provide long-term capital appreciation.